Filed pursuant to Rule 497(e)

Registration No. 333-271700

THEMES ETF TRUST

Leverage Shares 2X Long AAL Daily ETF

Leverage Shares 2X Long ADBE Daily ETF

Leverage Shares 2X Long AMD Daily ETF

Leverage Shares 2X Long ARM Daily ETF

Leverage Shares 2X Long ASML Daily ETF

Leverage Shares 2X Long AVGO Daily ETF

Leverage Shares 2X Long BA Daily ETF

Leverage Shares 2X Long BBAI Daily ETF

Leverage Shares 2X Long BLSH Daily ETF

Leverage Shares 2X Long BMNR Daily ETF

Leverage Shares 2X Long BULL Daily ETF

Leverage Shares 2X Long COIN Daily ETF

Leverage Shares 2X Long COST Daily ETF

Leverage Shares 2X Long CRCL Daily ETF

Leverage Shares 2X Long CRM Daily ETF

Leverage Shares 2X Long CRWV Daily ETF

Leverage Shares 2X Long FIG Daily ETF

Leverage Shares 2X Long FUTU Daily ETF

Leverage Shares 2X Long GLXY Daily ETF

Leverage Shares 2X Long HOOD Daily ETF

Leverage Shares 2X Long MP Daily ETF

Leverage Shares 2X Long NBIS Daily ETF

Leverage Shares 2X Long NVDA Daily ETF

Leverage Shares 2X Long PANW Daily ETF

Leverage Shares 2X Long PLTR Daily ETF

Leverage Shares 2X Long PYPL Daily ETF

Leverage Shares 2X Long RTX Daily ETF

Leverage Shares 2X Long TSLA Daily ETF

Leverage Shares 2X Long TSM Daily ETF

Leverage Shares 2X Long UNH Daily ETF

Leverage Shares 2X Long XYZ Daily ETF

Each a series (a “Fund”) of Themes ETF Trust

Supplement dated March 13, 2026, to the currently effective Summary Prospectus and

Prospectus dated February 27, 2026, of each Fund

Effective March 13, 2026, each Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts. If you have any questions, please call 1-866-5Themes (1-866-584-3637).

Please retain this Supplement for future reference